Other Non-Operating Income/Expense, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Non-Operating Income/Expense, Net
Schedule of Other Non-Operating Income/Expense, Net

€ millions	2018	2017	2016
Foreign currency exchange gain/loss, net	-31	-12	-210
Thereof from financial assets at fair value through profit or loss	444	615	531
Thereof from financial assets at amortized cost (2017, 2016: loans and receivables)	148	96	26
Thereof from financial liabilities at fair value through profit or loss	-415	-435	-569
Thereof from financial liabilities at amortized cost	-202	-317	-174
Miscellaneous income/expense, net	-25	-24	-23
Other non-operating income/expense, net	-56	-36	-234